Schedule of Investments (unaudited)
August 31, 2023
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Biotechnology — 24.4%
AbbVie, Inc.	1,695,600	$ 249,185,376
Abcam PLC, ADR(a)(b)	1,059,945	23,975,956
Alkermes PLC(a)	495,139	14,453,107
Alnylam Pharmaceuticals, Inc.(a)	342,597	67,772,539
Amgen, Inc.	965,700	247,547,538
Argenx SE, ADR(a)(b)	225,434	113,278,331
BeiGene Ltd., ADR(a)	96,865	20,104,331
Biogen, Inc.(a)(b)	584,823	156,358,277
BioMarin Pharmaceutical, Inc.(a)	389,870	35,626,321
Biomea Fusion, Inc.(a)	137,217	2,314,851
Blueprint Medicines Corp.(a)(b)	400,250	19,956,465
Cerevel Therapeutics Holdings, Inc.(a)(b)	312,854	7,414,640
CureVac NV(a)(b)	310,911	2,776,435
Decibel Therapeutics, Inc.(a)	897,801	4,542,873
Exact Sciences Corp.(a)	280,808	23,495,205
Frequency Therapeutics, Inc.(a)	428,010	205,445
Genesis Therapeutics, Inc., Series B (Acquired 08/10/23, cost $4,207,998)(a)(c)	823,870	4,207,998
Genmab A/S(a)	42,470	16,271,762
Genmab A/S, ADR(a)(b)	289,405	11,081,317
Gilead Sciences, Inc.	2,723,422	208,287,315
Horizon Therapeutics PLC(a)	115,250	12,993,285
Immuneering Corp., Class A(a)	264,380	2,382,064
Immunocore Holdings PLC, ADR(a)(b)	181,355	10,204,846
ImmunoGen, Inc.(a)	269,116	4,262,797
Incyte Corp.(a)	495,005	31,942,673
Ionis Pharmaceuticals, Inc.(a)	415,605	16,736,413
Kartos Therapeutics, Inc., Series C (Acquired 08/22/23, cost $6,974,988)(a)(c)	1,233,856	6,974,988
Karuna Therapeutics, Inc.(a)	38,125	7,158,350
Legend Biotech Corp., ADR(a)	465,786	32,306,917
Merus NV(a)	338,562	7,573,632
Mirati Therapeutics, Inc.(a)	228,510	8,500,572
Moderna, Inc.(a)(b)	514,004	58,118,432
Monte Rosa Therapeutics, Inc.(a)(b)	533,603	3,132,250
MoonLake Immunotherapeutics(a)(b)	263,189	15,151,791
Morphic Holding, Inc.(a)(b)	187,955	10,352,561
Neurocrine Biosciences, Inc.(a)	141,165	15,371,457
Nuvalent, Inc., Class A(a)	201,512	9,182,902
PMV Pharmaceuticals, Inc.(a)(b)	306,148	2,210,389
Prime Medicine, Inc.(a)(b)	360,982	4,779,402
Protagonist Therapeutics, Inc.(a)	403,935	8,005,992
Prothena Corp. PLC(a)(b)	97,582	5,154,281
PTC Therapeutics, Inc.(a)(b)	287,575	11,359,212
Regeneron Pharmaceuticals, Inc.(a)	138,337	114,334,147
REVOLUTION Medicines, Inc.(a)(b)	395,583	13,437,954
Rhythm Pharmaceuticals, Inc.(a)(b)	756,852	19,685,721
Rocket Pharmaceuticals, Inc.(a)	266,176	4,165,654
Sarepta Therapeutics, Inc.(a)(b)	454,382	54,984,766
Seagen, Inc.(a)	341,700	70,414,119
Tenaya Therapeutics, Inc.(a)	431,076	1,668,264
Ultragenyx Pharmaceutical, Inc.(a)	99,990	3,678,632
Vaxcyte, Inc.(a)(b)	177,405	9,210,868
Vertex Pharmaceuticals, Inc.(a)	714,739	248,972,183
Viking Therapeutics, Inc.(a)	251,795	3,477,289
		2,056,740,885
Health Care Equipment & Supplies — 24.1%
Abbott Laboratories	1,619,208	166,616,503
ABIOMED INC, CVR(a)(d)	243,643	679,764
Alcon, Inc.(b)	1,401,143	116,280,858
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Align Technology, Inc.(a)	128,790	$ 47,670,331
Bausch + Lomb Corp.(a)	275,381	4,937,581
Baxter International, Inc.	1,659,211	67,363,967
Becton Dickinson & Co.	566,445	158,293,055
Boston Scientific Corp.(a)	6,566,903	354,218,748
Cooper Cos., Inc.	197,962	73,243,960
Dexcom, Inc.(a)	416,470	42,055,141
Edwards Lifesciences Corp.(a)	557,149	42,605,184
Envista Holdings Corp.(a)(b)	322,825	10,336,857
GE HealthCare Technologies, Inc.	610,150	42,985,067
Glaukos Corp.(a)	77,335	5,810,952
Hologic, Inc.(a)	168,390	12,585,469
IDEXX Laboratories, Inc.(a)	109,065	55,776,932
Inspire Medical Systems, Inc.(a)	83,905	19,036,366
Intuitive Surgical, Inc.(a)	928,504	290,324,631
Masimo Corp.(a)(b)	218,960	25,022,749
Medtronic PLC	1,650,277	134,497,575
Novocure Ltd.(a)	425,230	9,380,574
Omnicell, Inc.(a)	124,169	7,060,249
Orchestra BioMed Holdings, Inc.(a)	262,308	1,636,802
Penumbra, Inc.(a)	265,360	70,187,720
STERIS PLC	145,075	33,307,769
Stryker Corp.	855,410	242,551,505
		2,034,466,309
Health Care Providers & Services — 17.4%
Cencora, Inc.	869,425	153,001,412
Centene Corp.(a)	451,070	27,808,465
Cigna Group	440,651	121,734,245
Elevance Health, Inc.	290,887	128,574,963
Guardant Health, Inc.(a)	219,046	8,560,318
HCA Healthcare, Inc.	315,226	87,412,170
Humana, Inc.	213,920	98,751,890
McKesson Corp.	367,625	151,579,140
Quest Diagnostics, Inc.	416,823	54,812,224
UnitedHealth Group, Inc.	1,337,774	637,556,333
		1,469,791,160
Life Sciences Tools & Services — 10.6%
10X Genomics, Inc., Class A(a)	147,043	7,624,179
Agilent Technologies, Inc.	340,743	41,253,755
Avantor, Inc.(a)	1,282,066	27,756,729
Bio-Techne Corp.	158,000	12,387,200
Danaher Corp.	825,587	218,780,555
Illumina, Inc.(a)(b)	119,330	19,715,702
IQVIA Holdings, Inc.(a)(b)	394,897	87,915,919
Mettler-Toledo International, Inc.(a)	12,990	15,763,105
Nautilus Biotechnology, Inc.(a)(b)	308,716	997,153
QIAGEN NV(a)	481,536	21,905,073
Rapid Micro Biosystems, Inc., Class A(a)	377,456	362,358
Repligen Corp.(a)	117,900	20,503,989
Thermo Fisher Scientific, Inc.	591,177	329,344,707
West Pharmaceutical Services, Inc.	229,380	93,334,722
		897,645,146
Pharmaceuticals — 21.1%
AstraZeneca PLC	360,804	48,464,179
Bristol-Myers Squibb Co.	615,670	37,956,055
Catalent, Inc.(a)	302,607	15,121,272
Daiichi Sankyo Co. Ltd.	504,500	14,859,373
Elanco Animal Health, Inc.(a)	1,398,355	17,059,931
Eli Lilly & Co.	1,370,696	759,639,723
Johnson & Johnson	1,013,858	163,920,561
Merck & Co., Inc.	3,131,599	341,281,659

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Novo Nordisk A/S, Class B	468,635	$ 86,441,478
Pfizer, Inc.	3,426,724	121,237,495
Pliant Therapeutics, Inc.(a)	192,983	3,257,553
Reata Pharmaceuticals, Inc., Class A(a)(b)	128,287	21,680,503
Sanofi	388,736	41,401,927
Structure Therapeutics, Inc., ADR(a)(b)	201,473	5,679,524
Zoetis, Inc., Class A(b)	509,061	96,981,211
		1,774,982,444
Total Common Stocks — 97.6% (Cost: $5,144,428,756)		8,233,625,944
		Par (000)
Other Interests(a)(c)(d)
Afferent Pharmaceuticals, Inc., Series C (Acquired 06/30/15, cost $0)	USD	3,421	2,702,305
Affinivax Inc. (Acquired 08/19/22, cost $0)		123	1,626,190
Total Other Interests — 0.1% (Cost: $0)			4,328,495
	Shares
Preferred Securities
Preferred Stocks — 0.7%
Biotechnology — 0.2%
Adarx Pharmaceuticals, Inc., Series C (Acquired 08/02/23, cost $6,399,994)(a)(c)	769,230	6,399,994
Cellarity, Inc., Series B (Acquired 01/15/21, cost $5,149,998)(a)(c)(d)	858,333	3,261,665
Goldfinch Bio, Inc., Series B (Acquired 06/26/20 - 03/21/22, cost $4,152,184)(a)(c)(d)	3,518,800	1,196,392
Laronde, Inc., Series B (Acquired 07/28/21, cost $10,822,560)(a)(c)(d)	386,520	6,694,526
Neurogene, Inc., Series B (Acquired 12/14/20 - 09/22/21, cost $5,099,600)(a)(c)(d)	2,090,000	3,114,100
		20,666,677
Health Care Equipment & Supplies — 0.1%
Exo Imaging, Inc., Series C (Acquired 06/24/21, cost $11,178,997)(a)(c)(d)	1,908,330	4,999,825
Swift Health Systems, Inc., Series D (Acquired 08/27/21, cost $5,271,070)(a)(c)(d)	1,700,345	2,091,424
		7,091,249
Health Care Providers & Services — 0.1%
Quanta Dialysis Technologies Ltd., Series D (Acquired 06/18/21, cost $9,727,321)(a)(c)(d)	80,024,425	5,778,372
Pharmaceuticals — 0.1%
Insitro, Series C (Acquired 03/10/21, cost $10,839,964)(a)(c)(d)	592,636	7,218,307
Security	Shares	Value
Software — 0.2%
Carbon Health Technologies, Inc. (Acquired 07/09/21, cost $16,855,000)(a)(c)(d)	1,670,499	$ 18,843,229
Total Preferred Securities — 0.7% (Cost: $85,496,687)		59,597,834
Warrants(a)
Biotechnology — 0.0%
Nuvation Bio, Inc. (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 0.00)	77,354	13,150
Health Care Providers & Services — 0.0%
CareMax, Inc. (Issued/Exercisable 09/15/20, 1 Share for 1 Warrant, Expires 07/16/25, Strike Price USD 0.00)	88,432	17,227
Total Warrants — 0.0% (Cost: $306,235)		30,377
Total Long-Term Investments — 98.4% (Cost: $5,230,231,678)		8,297,582,650
Short-Term Securities
Money Market Funds — 2.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(e)(f)	126,504,451	126,504,451
SL Liquidity Series, LLC, Money Market Series, 5.49%(e)(f)(g)	105,682,385	105,714,090
Total Short-Term Securities — 2.8% (Cost: $232,175,608)		232,218,541
Total Investments — 101.2% (Cost: $5,462,407,286)		8,529,801,191
Liabilities in Excess of Other Assets — (1.2)%		(97,798,170)
Net Assets — 100.0%		$ 8,432,003,021
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $75,109,315, representing 0.9% of its net assets as of period end, and an original cost of $96,679,673.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Health Sciences Opportunities Portfolio
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 211,473,753	$ —	$ (84,969,302)(a)	$ —	$ —	$ 126,504,451	126,504,451	$ 1,531,876	$ —
SL Liquidity Series, LLC, Money Market Series	47,521,743	58,166,748(a)	—	15,930	9,669	105,714,090	105,682,385	316,813(b)	—
				$ 15,930	$ 9,669	$ 232,218,541		$ 1,848,689	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	30,824,191	EUR	28,660,000	Citibank N.A.	09/14/23	$ (274,222)
USD	41,434,856	EUR	38,524,700	NatWest Markets PLC	09/14/23	(367,553)
USD	65,538,027	GBP	52,600,000	HSBC Bank PLC	09/14/23	(1,100,021)
						$(1,741,796)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Health Sciences Opportunities Portfolio
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$ 2,029,286,137	$ 27,454,748	$ —	$ 2,056,740,885
Health Care Equipment & Supplies	2,033,786,545	—	679,764	2,034,466,309
Health Care Providers & Services	1,469,791,160	—	—	1,469,791,160
Life Sciences Tools & Services	897,645,146	—	—	897,645,146
Pharmaceuticals	1,583,815,487	191,166,957	—	1,774,982,444
Other Interests	—	—	4,328,495	4,328,495
Preferred Securities	—	6,399,994	53,197,840	59,597,834
Warrants	30,377	—	—	30,377
Short-Term Securities
Money Market Funds	126,504,451	—	—	126,504,451
	$ 8,140,859,303	$ 225,021,699	$ 58,206,099	8,424,087,101
Investments valued at NAV(a)				105,714,090
				$ 8,529,801,191
Derivative Financial Instruments(b)
Liabilities
Foreign Currency Exchange Contracts	$ —	$ (1,741,796)	$ —	$ (1,741,796)
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Rights
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